UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |X| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pinnacle Advisory Group, Inc.
Address: 6345 Woodside Court, Suite 100
         Columbia, MD 21046

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen Kellner
Title: Business Manager
Phone: (410) 995 6630

Signature, Place, and Date of Signing:

/s/ Karen Kellner                  Columbia, MD                     4/26/2011
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:   48
                                          -----------

Form 13F Information Table Value Total:   486,113.70
                                          -----------
                                          (thousands)

List of Other Included Managers:

NONE



Name of Issuer			Title of Class		CUSIP		Value (x1000)	Shares		Investment Discretion	Voting Authority

Power Wilderhill Clean Energy	WNDRHLL CLN EN	    73935X500 	$128.81 	11,960		Sole		None
Eagle Bancorp Inc MD         	COM	            268948106	$191.97 	13,663		Shared-Other	None
Procter & Gamble             	COM	            742718109	$213.13 	3,460		Shared-Other	None
DJAIG Commodity Index ETN    	DJUBS CMDT ETN      06738C778 	$246.38 	4,798		Sole		None
Powershares Semiconductors   	DYN SEMCT PORT	    73935X781 	$249.35 	14,200		Sole		None
Investment Grade Corporate Bon	IBOXX INV CPBD	    464287242	$285.11 	2,635		Sole		None
Wal-Mart Stores              	COM	            931142103	$292.37 	5,617		Shared-Other	None
CVS Corp                     	COM	            126650100	$331.09 	9,647		Shared-Other    None
Choice Hotels Intl Inc       	COM	            169905106	$347.01 	8,932		Shared-Other	None
SPDR Barclays Capital LT Treas	BRCLYS LG TRS ET    78464A664	$369.76 	6,740		Sole		None
First Trust Dividend Leaders 	SHS	            336917109	$447.78 	24,305		Shared-Other	None
Powershs Networking          	DYN NETWKG PRT	    73935X815 	$479.76 	17,089		Sole		None
Exxon Mobil                  	COM	            30231G102	$728.92 	8,664		Shared-Other	None
Powershares Software         	DYN SFTWR PORT	    73935X773 	$812.62 	29,810		Sole		None
iShares 2013 S&P AMT-Free Muni	2013 S&P AMTFR	    464289388	$969.82 	19,155		Sole		None
Google Inc Class A           	CL A	            38259P508 	$1,346.61 	2,295		Shared-Other	None
SPDR Pharmaceutical          	S&P PHARMAC	    78464A722	$2,739.20 	58,505		Sole		None
iShrs DJ US Home Construction	DJ HOME CONSTN	    464288752	$2,931.10 	221,214		Sole		None
Ishares Global Telecom       	S&P GBL TELCM	    464287275	$3,129.36 	50,678		Sole		None
Industrial Sector SPDR       	SBI INT-INDS	    81369Y704	$3,358.21 	89,160		Sole		None
iShrs 7-10 Yr Treasury ETF   	BRCLYS 7-10 YR	    464287440	$3,500.17 	37,632		Sole		None
10 Yr Muni ETF               	S&P NTL AMTFREE	    464288414	$3,700.93 	37,214		Sole		None
iShares MSCI Germany         	MSCI GERMAN	    464286806	$3,795.03 	146,244		Sole		None
iShrs Russell 2000 Idx       	RUSSELL 2000	    464287655	$3,869.63 	45,974		Sole		None
Ishares Tr  1-3 Yr  Treas Inde	BARCLYS 1-3 YR	    464287457	$4,127.20 	49,280		Sole		None
SPDR Short Muni ETF          	NUVN BR SHT MUNI    78464A425	$5,176.73 	217,236		Sole		None
iShrs 3-7 Yr Treasury ETF    	BARCLYS 3-7 YR	    464288661	$5,354.10 	46,892		Sole		None
PIMCO Build America Bond Strat	BLD AMER BD FD	    72201R825	$6,763.07 	143,895		Sole		None
First Trust Natural Gas      	COM	            33734J102	$7,315.56 	315,146		Sole		None
iShares Gold                 	ISHARES	            464285105	$8,834.07 	630,105		Sole		None
Capital Markets SPDR         	SPDR KBW CAP ETF    78464A771	$11,822.87 	300,149		Sole		None
PwrShrs Dynamic Media        	DYN MEDIA PORT	    73935X823 	$12,832.50 	845,356		Sole		None
iShares Semiconductor Index  	S&P NA SEMICND	    464287523	$13,514.09 	228,704		Sole		None
iShrs Healthcare Prvdrs      	DJ HEALTH CARE	    464288828	$13,787.12 	222,696		Sole		None
SPDR Muni ETF                	NUVN BRCLY MUNI	    78464A458	$15,176.51 	690,155		Sole		None
UBS CM Commodity Index       	CMCI ETN 38	    902641778	$15,229.24 	603,138		Sole		None
iShrs 20+ Yr Treasury ETF    	BARCLYS 20+ YR	    464287432	$15,439.42 	167,583		Sole		None
SPDR S&P Oil & Gas Expl & Prod	S&P OILGAS EXP	    78464A730	$15,915.54 	247,059		Sole		None
iShrs Medical Devices        	DJ MED DEVICES	    464288810	$16,996.77 	264,541		Sole		None
Utilities Sector SPDR        	SBI INT-UTILS	    81369Y886	$17,138.58 	537,765		Sole		None
Cons Discretionary SPDR      	SBI CONS DISCR	    81369Y407	$24,295.14 	622,155		Sole		None
iShrs Pharmaceuticals        	DJ PHARMA INDX	    464288836	$25,862.89 	389,677	        Sole		None
iShrs Software Index         	S&P NA SOFTWR	    464287515	$26,288.25 	424,004	        Sole		None
Streetracks Gold Trust       	GOLD SHS	    78463V107	$27,189.34 	194,404	        Sole		None
Industrials Equal Weighted   	INDLS ETF	    78355W833	$29,479.73 	505,829	        Sole		None
Energy Sector SPDR           	SBI INT-ENERGY	    81369Y506	$32,492.82 	407,434	        Sole		None
iShrs Networking Index       	S&P NA MULTIMD	    464287531	$37,380.96 	1,050,357	Sole		None
Consumer Staples SPDR        	SBI CONS STPLS	    81369Y308	$63,237.10 	2,113,539	Sole		None


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